Shareholders Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders' Equity
Note 7:	Shareholders’ Equity
In conjunction with the Business Combination, 186,500,000 Class A Units and 27,100,937 Class B and
B-1 Units
of PKLP were converted into an aggregate of 170,723,961 Class B ordinary shares of the Company and 9,276,039 Restricted Stock Rights in the Company (the “Restricted Stock Rights”).
Subsequent to the Business Combination, the Company’s authorized share capital consists of 1,005,000,000 shares including (i) 500,000,000 Class A ordinary shares, par value $0.0001 per share, (ii) 500,000,000 Class B ordinary shares, par value $0.0001 per share and (iii) 5,000,000 preference shares, par value $0.0001 per share.
Rights of Class A Ordinary Shares
Each holder of Class A ordinary shares is entitled to one vote for each Class A ordinary share held of record by such holder on all matters on which shareholders generally are entitled to vote.
Subject to preferences that may be applicable to any outstanding preference shares, the holders of Class A ordinary shares are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available therefor. All dividends are subject to certain restrictions under Cayman
Islands law, namely that we may only pay dividends out of profits or share premium account, and provided always that, in no circumstances may a dividend be paid if this would result in us being unable to pay our debts as they fall due in the ordinary course of business.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of the Company’s Class A ordinary shares are entitled to share ratably in all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preference shares or any class or series of shares having a preference over the Company’s Class A ordinary shares, then outstanding, if any.
Rights of Class B Ordinary Shares
Each holder of the Company’s Class B ordinary shares is entitled to one vote for each Class B ordinary share held of record by such holder on all matters on which shareholders generally are entitled to vote. The holders of the Company’s Class B ordinary shares will not participate in any dividends declared by our board of directors.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of our Class B ordinary shares are entitled to a ratable amount equal to the capital paid up on such Class B ordinary shares of all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preference shares or any class or series of shares having a preference over the Company’s Class B ordinary shares, then outstanding, if any. The Company’s Class B ordinary shares shall not carry any other right to participate in our profits or assets.
Earnout Rights
At the closing of the Business Combination, certain shareholders were issued an aggregate of 17,500,000 Earnout Rights. The Earnout Rights vest in three equal tranches if, during the five-year period after Closing, the VWAP of a Class A ordinary share reaches $15.00 per share, $20.00 per share and $25.00 per share. Likewise, the Earnout Rights will vest upon a change of control with a per share price exceeding those same VWAP thresholds within a five-year period immediately following the Closing. Upon vesting, the Earnout Rights will automatically convert into Post-Combination ProKidney Common Units and Class B ordinary shares.
The issuance of the Earnout Rights was accounted for as an equity transaction. Since the Earnout Rights were issued to Closing ProKidney Unitholders (i.e., the accounting acquirer in the business combination), the accounting for the Earnout Rights arrangement does not fall under Accounting Standards Codification (“ASC”) Topic 805, Business Combinations nor Topic 718, Stock Compensation.
The accounting for the Earnout Rights was also evaluated under ASC Topic 480, Distinguishing Liabilities from Equity, to determine if the arrangement should be classified as a liability. Based on that analysis, it was determined that the Earnout Rights did not meet the criteria to be accounted for as a liability. Additionally, the Earnout Rights were evaluated under ASC Topic 815, Derivatives. As part of that analysis, it was determined that the Earnout Rights met the definition of a derivative; however, they meet the scope exception criteria as they were clearly and closely related to the entity’s own stock, and met the criteria for equity treatment.